11. COMMON STOCK (Details) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Number of Warrants Outstanding, Beginning	1,081,993
Number of Warrants Issued
Number of Warrants Exercised	(99,630)
Number of Warrants Forfeited
Number of Warrants Expired
Number of Warrants Outstanding, Ending	982,363
Number of Warrants Exercisable	982,363
Average Exercise Price Outstanding, Beginning	$ 6.87
Average Exercise Price Issued
Average Exercise Price Exercised	$ (1.50)
Average Exercise Price Expired
Average Exercise Price Outstanding, Ending	$ 7.41
Warrants
Number of Warrants Outstanding, Beginning		982,363
Number of Warrants Issued		163,067
Number of Warrants Exercised		(6,667)
Number of Warrants Forfeited		0
Number of Warrants Expired		0
Number of Warrants Outstanding, Ending		1,138,763
Number of Warrants Exercisable		1,138,763
Average Exercise Price Outstanding, Beginning		$ 7.41
Average Exercise Price Issued		$ 4.50
Average Exercise Price Exercised		$ 1.50
Average Exercise Price Expired		$ 0
Average Exercise Price Forfeited		$ 0
Average Exercise Price Outstanding, Ending		$ 7.02